Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
7.	INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31, 2012	As of December 31, 2013	As of December 31, 2013
	RMB	RMB	US$
Cost:
Software	2,168	3,975	656
Domain name	658	658	109

	2,826	4,633	765

Accumulated amortization:
Software	(427)	(1,020)	(168)
Domain name	(170)	(236)	(39)

	(597)	(1,256)	(207)

Intangible assets, net	2,229	3,377	558

Amortization expenses were approximately RMB231, RMB353 and RMB659 (US$109) for the years ended December 31, 2011, 2012 and 2013, respectively. Annual estimated amortization expense for each of the five succeeding years is as follows:

	RMB	US$
2014	659	109
2015	659	109
2016	659	109
2017	659	109
2018 and thereafter	741	122

	3,377	558